TRADE PAYABLES AND ACCRUED LIABILITIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
SCHEDULE OF TRADE PAYABLES AND ACCRUED LIABILITIES
	September 30, 2023	December 31, 2022
Trades payable	$38,824	$40,241
Due to related parties	72,725	37,094
VAT, income and dividend taxes payable	52,699	43,703
Salaries payable	65,617	70,417
	$229,865	$191,455

	December 31, 2022	December 31, 2021
Trade payables	$40,241	$105,931
VAT, income and dividend taxes payable	43,703	-
Due to related parties	37,094	1,322
Salaries payable	70,417	73,345
	$191,455	$180,598